Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 11.9	$ 16.7	$ 14.7
Liability Awards Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	(0.6)	5.6	5.4
Equity Awards Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 12.5	$ 11.1	$ 9.3